BETTER 10K - STOCK-BASED COMPENSATION - Fair Value Assumptions (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Minimum | Common O Stock
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value of Common O Stock (in dollars per share)	$ 3.41	$ 10.66
Maximum | Common O Stock
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value of Common O Stock (in dollars per share)	14.8	26.46
Weighted average | Common O Stock
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value of Common O Stock (in dollars per share)	$ 4.43	$ 15.46
Stock options | Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected volatility	72.58%	63.42%
Expected term (years)	5 years	5 years
Risk-free interest rate	1.96%	0.43%
Stock options | Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected volatility	76.74%	73.69%
Expected term (years)	6 years 7 days	6 years 3 months 18 days
Risk-free interest rate	4.22%	1.19%
Stock options | Weighted average
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected volatility	76.40%	65.80%
Expected term (years)	6 years	6 years
Risk-free interest rate	3.75%	0.73%